DEFERRED REVENUE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Deferred Revenue
Deferred revenue recognized			$ 310,450	$ 329,020	$ 403,440	$ 454,016
Additional deferred revenue accrued	$ 368,925	$ 407,324	711,549	760,823	1,416,733	1,504,966
Revenue released from deferred revenue	$ 341,906	$ 365,772	$ 696,549	$ 731,184	$ 1,440,096	$ 1,555,542